Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	Dec. 23, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2016